Fair Value Measurement - Assets measured at fair value on a recurring basis (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets measured at fair value on a recurring basis
Investment securities (Note 6)	¥ 2,318	¥ 26,032
Put option (note 4)		7,898
Contingent consideration (note 5)	(17,704)	(15,869)
Level 1
Assets measured at fair value on a recurring basis
Investment securities (Note 6)	2,318	26,032
Level 3
Assets measured at fair value on a recurring basis
Put option (note 4)		7,898
Contingent consideration (note 5)	¥ (17,704)	¥ (15,869)